SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS EQUITY
EQUITY

NOTE 32 - SHAREHOLDERS EQUITY

32.1 Capital stock paid up

The capital stock of Eletrobras, on December 31, 2023, is R$69,991,640 (R$69,705,554 on December 31, 2022) and its shares have no nominal value.

The capital stock is distributed, by major shareholders and the species of shares, as follows:

	12/31/2023
	ORDINARY		PREFERENTIAL						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	Golden Share	%	QUANTITY	%
Federal Government	667,888,884	32.95	—	—	493	—	1	100.00	667,889,378	28.95
BNDES	74,545,264	3.68	—	—	18,262,671	6.52	—	—	92,807,935	4.02
BNDESPAR	71,956,435	3.55	—	—	18,691,102	6.68	—	—	90,647,537	3.93
BlackRock	67,106,823	3.31	—	—	13,192,750	4.71	—	—	80,299,573	3.48
GIC Private	129,798,537	6.40	—	—	7,827,820	2.80	—	—	137,626,357	5.97
American Depositary Receipts - ADR’s	48,196,314	2.38	—	—	5,500,339	1.96	—	—	53,696,653	2.33
Radar Resource Manager	349,732	0.02	—	—	30,260,076	10.81	—	—	30,609,808	1.33
Others	967,169,509	47.71	146,920	100.00	186,206,142	66.52	—	—	1,153,522,571	49.99
	2,027,011,498	100.00	146,920	100.00	279,941,393	100.00	1	100.00	2,307,099,812	100.00

The preferential shares have no voting rights and are not convertible into ordinary shares. However, they enjoy priority in the reimbursement of capital and in the distribution of dividends at the annual rates of 8% for class A shares (subscribed up to 23 June 1969) and 6% for class B shares (subscribed after 24 June 1969), calculated on the capital corresponding to each class of shares.

32.2 Treasury shares

32.2.1 Incorporation of shares

The objective of this operation was to make Eletrobras the sole shareholder of the subsidiaries Furnas, Chesf, Eletronorte and CGT Eletrosul, proportioning the minority shareholders of the subsidiaries the option to migrate to the shareholder base of Eletrobras or to exercise the right of withdrawal. In the process of incorporation of shares, Eletrobras issued 5,872,034 ordinary shares, increasing the capital stock by R$286,086. There remain in the treasury of the Company 3,451,692 ordinary shares, for the amount of R$168,168, due to the exercise of the right of withdrawal of shareholders who do not migrate to the shareholder structure of Eletrobras (dissident shareholders).

32.2.2 Repurchase of shares

The share buyback program has the objective of acquiring ordinary and preferential shares issued by the Company for later cancellation, disposal or for holding in treasury, without reduction of capital stock, to increase the value to shareholders by the efficient application of the resources available in cash, optimizing the allocation of capital of the Company. The maximum period for liquidation of the operations is of up to 18 months.

The average price of the share buybacks made during the financial year 2023 was of 36.19 reais for the ordinary shares (ON) and of 39.07 reais for the preferential series B shares (PNB).

The table below shows all the shares in treasury:

	12/31/2023
	CLASS	QUANTITY	AMOUNT
Repurchase of shares	ON	46,770,200	1,692,434
Restricted shares	ON	(438,552)	(13,595)
Shares issued	ON	3,451,692	168,168
Dissident shareholders	PNA	4,361	212
Repurchase of shares	PNB	7,032,800	274,784
Compulsory loan agreement	PNB	(195,000)	(7,747)
			2,114,256

32.3 Capital Reserve

This reserve is constituted from the excess of accumulated capital, that has been permanently invested by the Company, plus the authorized payment of shared program, arising from the long-term incentive programs, see note 28.3.

32.4 Profit reserves

32.4.1 - Legal reserve

Constituted through the appropriation of 5% of the net income for the year, in accordance with Law No. 6,404/1976.

32.4.2 – Retained Earnings Reserve

According to Law No. 6,404/1976, the General Meeting may, by proposal of the administration bodies, decide to withhold part of the net income for the year foreseen in a capital budget previously approved by it.

32.4.3 – Statutory Reserves

The General Meeting shall allocate, in addition to the legal reserve, calculated on the net profits for the year:

Up to 75% (seventy-five per cent) of the net income for the year will be allocated to the investment reserve, in order to ensure the maintenance and development of the activities that make up the Company’s corporate purpose.

32.5 Dividends payable

The Company’s by-laws establish as a minimum mandatory dividend 25% of net income, adjusted in accordance with the corporate law, respecting the minimum dividend for class A and class B preferred shares, of 8% and 6%, respectively, of the nominal value of the capital stock related to these types and classes of shares, providing for the possibility of paying interest on own capital.

Below is the distribution of the income, imputed to the minimum dividends, in accordance with the applicable legislation, to be deliberated at the Annual General Meeting:

Allocation of the Year	12/31/2023	12/31/2022
Balance for the destination of the year	4,549,774	3,635,377
Legal reserve	(227,489)	(181,769)
Mandatory Dividends	(1,080,571)	(863,402)
Additional proposed dividends	(216,114)	—
Subtotal to distribute	3,025,600	2,590,206
Constitution of Statutory Reserves and Profit Retention	(3,025,600)	(2,590,206)
Balance to be distributed for the year	—	—

Accounting Policy

It represents the common shares and the paid-in preferred shares and is classified in shareholders’ equity.